S000069558 [Member] Annual Fund Operating Expenses - iShares 25+ Year Treasury STRIPS Bond ETF	Feb. 28, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2029
iShares 25+ Year Treasury STRIPS Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.15%	[1]
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.10%	[1]

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The amount rounded to 0.00%.